Risk management and concentrations of risk (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Beginning Balance, Before tax gains (losses)	$ (10,159)	$ 0
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)	(2,481)	(3,466)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)	214	0
Other comprehensive income for period, Before tax gains (losses)	(2,267)	(3,466)
Ending Balance, Before tax gains (losses)	(12,426)	(3,466)
Beginning Balance, Tax benefit (expense)	1,890	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	620	866
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(53)	0
Other comprehensive income for period, Tax benefit (expense)	567	866
Ending Balance, Tax benefit (expense)	2,457	866
Beginning Balance, Net of Tax	(8,269)	0
Effective portion of unrealized loss on cash flow hedge, Net of tax	(1,861)	(2,600)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	161	0
Other comprehensive income for period, Net of tax	(1,700)	(2,600)
Ending Balance, Net of Tax	(9,969)	(2,600)
Beginning Balance, Accumulated OCI	(8,269)	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	(1,861)	(2,600)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	161	0
Other comprehensive income (loss) for period, Accumulated OCI	(1,700)	(2,600)
Ending Balance, Accumulated OCI	$ (9,969)	$ (2,600)